Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (660,588)	$ (241,217)	$ 83,980
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	1,877	(3,123)
Due from related party	50,000
Due to subsidiary	(61,712)
Equity income (loss) of subsidiary	406,554	239,311	(83,980)
Net cash used in operating activities	(263,869)	(5,029)
CASH FLOWS FROM OPERATING ACTIVITIES
Purchase of Long-term investments in subsidiary	(250,000)
Net cash used in investing activities	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	72	1,128
Initial public offering	7,795,570
Repayments of due to related parties	(930,000)
Deferred IPO costs	(301,837)
Advances from related parties		6,225
Net cash provided by financing activities	6,563,805	7,353
CHANGES IN CASH
Net increase in cash	6,049,936	2,324
Cash at beginning of the year	2,324
Cash at end of the year	$ 6,052,260	$ 2,324